Noncontrolling Interests (Details) - Schedule of noncontrolling shareholders in MPS	Nov. 02, 2018
Schedule of noncontrolling shareholders in MPS [Abstract]
Expected liquidation date	Dec. 31, 2021
Length of Holding Period Restriction in years	3 years 1 month 28 days
Volatility per year	48.00%
Dividend Yield expressed as % of stock price	0.00%